Subsequent Events	12 Months Ended
May 31, 2022
Subsequent Events [Abstract]
Subsequent Events
26.	SUBSEQUENT EVENTS
Share repurchase program
On July 26, 2022, New Oriental’s board of directors authorized the repurchase of up to US$
400

million of the Company’s common shares during the period from July 28, 2022 through May 31, 2023. As of September 16, 2022, an aggregate of 325,000 ADS was repurchased.